Taxes	6 Months Ended
Mar. 31, 2023
Taxes
Taxes

Note 16 – Taxes

Corporation Income Tax (“CIT”)

The Company is subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled.

CN Energy is incorporated in the British Virgin Islands as an offshore holding company and is not subject to tax on income or capital gain under the laws of the British Virgin Islands.

Energy Holdings is incorporated in Hong Kong as a holding company with no activities. Under the Hong Kong tax laws, an entity is not subject to income tax if no revenue is generated in Hong Kong.

Under the Enterprise Income Tax (“EIT”) Law of the PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% EIT rate, while preferential tax rates, tax holidays, and even tax exemption may be granted on case-by-case basis. The PRC tax authorities grant preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Since Khingan Forasen was approved as an HNTE in November 2016, Khingan Forasen and its branch office, Biopower Plant, are entitled to a reduced income tax rate of 15% beginning November 2016. On December 3, 2019, Khingan Forasen successfully renewed its HNTE certificate and is able to enjoy the reduced income tax rate in the next three years. In addition, according to the national comprehensive utilization of resources program, 10% of the revenue generated from selling certain products is exempt from income tax, upon approval by the tax authority. In fiscal year 2021, the local tax authority notified the Company that its revenue generated from activated carbon did not qualify for the tax exemption from 2018 to 2020 because activated carbon was not included in the program, and the Company paid approximately $135,000 income tax as assessed by the tax authority. Starting January 1, 2021, activated carbon has been included in the program, and the Company expects to be able to enjoy the income tax exemption going forward.

The impact of the reduced tax rate noted above decreased the Company’s income taxes by nil and $98,118 for the six months ended March 31, 2023 and 2022, respectively. The benefits of the reduced tax rate and tax exemption on net income per share (basic and diluted) were $0.00 and $0.00 for the six months ended March 31, 2023 and 2022, respectively.

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the six months ended March 31,
	2023	2022
China Statutory income tax rate	25.0%	25.0%
Effect of PRC preferential tax rate and tax exemption	0.0%	(10.2)%
Research and development (“R&D”) tax credit	2.0%	(3.5)%
Effect of non-taxable government subsidy income	1.6%	(4.8)%
Non-PRC entities not subject to PRC tax	(10.5)%	9.8%
Change in valuation allowance	0.0%	(2.4)%
Others	(18.0)%	2.2%
Effective tax rate	0.0%	16.1%

The provision for income tax consisted of the following:

	For the six months ended March 31,
	2023	2022
Current income tax provision	$4,141	$221,506
Deferred income tax provision	-	(28,399)
Income tax provision	$4,141	$193,107